SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. corporate tax rate (as a percent)			35.00%	35.00%	35.00%
Provisional charge from enactment of U.S. tax reform	$ 5,475		$ 5,475
Other (income) and expense
Noncontrolling interest amounts, net of tax			$ 17	$ 16	$ 8
Expected
U.S. corporate tax rate (as a percent)		21.00%